Goodwill And Other Intangible Assets (Summary Of Core Deposit Intangibles) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Goodwill And Other Intangible Assets [Abstract]
Gross carrying amount	$ 5,677	$ 4,404
Accumulated amortization	(3,608)	(3,130)
Total	$ 2,069	$ 1,274